Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue
Schedule of disaggregated revenue

		Six Months Ended June 30, 2026
		Oncology/Immunology	Other Ventures	Total

		(in US$’000)
Invoiced Goods — Marketed Products		56,545	—	56,545
— Distribution		—	115,966	115,966
Services — Commercialization of Marketed Products		29,323	—	29,323
License & Collaborations	— Services	7,871	—	7,871
	— Royalties	35,566	—	35,566
	— Licensing	16,321	—	16,321
	— Manufacturing supply	16,695	—	16,695
		162,321	115,966	278,287

Third parties		162,321	115,168	277,489
Related parties (Note 17(i))		—	798	798
		162,321	115,966	278,287

		Six Months Ended June 30, 2025
		Oncology/Immunology	Other Ventures	Total

		(in US$’000)
Invoiced Goods — Marketed Products		47,744	—	47,744
— Distribution		—	134,230	134,230
Services — Commercialization of Marketed Products		19,985	—	19,985
License & Collaborations	— Services	14,201	—	14,201
	— Royalties	31,310	—	31,310
	— Licensing	12,090	—	12,090
	— Manufacturing supply	18,117	—	18,117
		143,447	134,230	277,677

Third parties		143,447	133,503	276,950
Related parties (Note 17(i))		—	727	727
		143,447	134,230	277,677

Schedule of liability balances from contracts with customers

	June 30,	December 31,
	2026	2025

	(in US$’000)
Deferred revenue
Current — Oncology/Immunology segment (note (a))	16,994	31,362
Current — Other Ventures segment (note (b))	58	53
	17,052	31,415
Non-current — Oncology/Immunology segment (note (a))	10,578	20,132
Total deferred revenue (note (c) and (d))	27,630	51,547

Notes:

(a)

Oncology/ Immunology segment deferred revenue relates to unamortized upfront payments, invoiced amounts for royalties where the customer has not yet completed the in-market sale and advance consideration received for cost reimbursements which are attributed to research and development services that have not yet been rendered as at the reporting date.

(b)

Other Ventures segment deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date.

(c)	Estimated deferred revenue to be recognized over time as from the date indicated is as follows:

	June 30,	December 31,
	2026	2025

	(in US$’000)
Not later than 1 year	17,052	31,415
Between 1 to 2 years	5,661	11,314
Between 2 to 3 years	1,027	4,666
Between 3 to 4 years	898	859
Later than 4 years	2,992	3,293
	27,630	51,547

(d)	As at January 1, 2026, deferred revenue was US$51.5 million, of which US$31.6 million was recognized during the six months ended June 30, 2026.